Financial instruments, Interest rate risk (Details) - Interest Rate Risk [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Estimated increase (decrease) in interest rates	25.00%
Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Estimated increase (decrease) in interest rates	50.00%
Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Estimated increase (decrease) in interest rates	(25.00%)
Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Estimated increase (decrease) in interest rates	(50.00%)
CDI [Member]
Possible impacts on profit or loss [Abstract]
Future interest rate	9.94%
TJLP [Member]
Possible impacts on profit or loss [Abstract]
Future interest rate	7.00%
Working Capital [Member] | CDI [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (360,330)
Risk	CDI variation
Working Capital [Member] | CDI [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (35,817)
Working Capital [Member] | CDI [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(8,954)
Working Capital [Member] | CDI [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(17,909)
Working Capital [Member] | CDI [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	8,954
Working Capital [Member] | CDI [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	17,909
Finame [Member] | TJLP [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (6,282)
Risk	TJLP variation
Finame [Member] | TJLP [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (448)
Finame [Member] | TJLP [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(112)
Finame [Member] | TJLP [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(224)
Finame [Member] | TJLP [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	112
Finame [Member] | TJLP [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	224
Leasing [Member] | CDI [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (18,902)
Risk	CDI variation
Leasing [Member] | CDI [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (1,879)
Leasing [Member] | CDI [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(470)
Leasing [Member] | CDI [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(940)
Leasing [Member] | CDI [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	470
Leasing [Member] | CDI [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	940
Debentures [Member] | CDI [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (1,068,979)
Risk	CDI variation
Debentures [Member] | CDI [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ (106,257)
Debentures [Member] | CDI [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(26,564)
Debentures [Member] | CDI [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(53,129)
Debentures [Member] | CDI [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	26,564
Debentures [Member] | CDI [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	53,129
Net Financial Liabilities [Member] | Probable I [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(144,401)
Net Financial Liabilities [Member] | Scenarios II [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(36,100)
Net Financial Liabilities [Member] | Scenarios III [Member]
Possible impacts on profit or loss [Abstract]
Exposure	(72,202)
Net Financial Liabilities [Member] | Scenarios IV [Member]
Possible impacts on profit or loss [Abstract]
Exposure	36,100
Net Financial Liabilities [Member] | Scenarios V [Member]
Possible impacts on profit or loss [Abstract]
Exposure	R$ 72,202